Other Receivable (Tables)	12 Months Ended
Sep. 30, 2025
Other Receivable [Abstract]
Schedule of Other Receivable

Other receivable consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
Refundable deposit for rent deposit	106,134	102,945
Receivable from business partners	2,021,066	350,150
Employee Retention Credit receivable	-	75,948
Other receivable	4,202	47,172
Total	2,131,402	576,215